Principles of consolidation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Nexa Recursos Minerais SANEXABR [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Directly
Headquarter	Brazil
Principal activities	Mining / Smelting
Nexa Resources Cajamarquilla S.A. NEXA CJM [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	99.99%	99.99%
Company controls	Directly
Headquarter	Peru
Principal activities	Smelting
Nexa Resources U S Inc [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Directly
Headquarter	United States
Principal activities	Trading
Exploraciones Chimborazo Metals & Mining [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Directly
Headquarter	Ecuador
Principal activities	Holding and others
L.d.o.s.p.e. empreendimentos e participaes ltda. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Indirectly
Headquarter	Brazil
Principal activities	Energy
L.d.q.s.p.e. empreendimentos e participaes ltda. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Indirectly
Headquarter	Brazil
Principal activities	Energy
L.D.R.S.P.E. Gera??o de Energia e Participa??es Ltda [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Indirectly
Headquarter	Brazil
Principal activities	Energy
Minerao Dardanelos Ltda. [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		100.00%
Company controls	Indirectly
Headquarter	Brazil
Principal activities	Mining projects
Minera??o Santa Maria Ltda. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	99.99%	99.99%
Company controls	Indirectly
Headquarter	Brazil
Principal activities	Mining projects
Pollarix S.A. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	33.33%	33.33%
Company controls	Indirectly
Headquarter	Brazil
Principal activities	Energy
Karmin Holding Ltda. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Indirectly
Headquarter	Brazil
Principal activities	Holding and others
Minera??o Rio Aripua?a Ltda. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Indirectly
Headquarter	Brazil
Principal activities	Holding and others
Votorantim Metals Canada Inc. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Indirectly
Headquarter	Canada
Principal activities	Holding and others
Nexa Resources El Porvenir S.A.C. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	99.99%	99.99%
Company controls	Indirectly
Headquarter	Peru
Principal activities	Mining
Minera Pampa de Cobre S.A.C [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	99.99%	99.99%
Company controls	Indirectly
Headquarter	Peru
Principal activities	Mining
Nexa Resources Peru S.A.A. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	83.55%	83.55%
Company controls	Indirectly
Headquarter	Peru
Principal activities	Mining
Nexa Resources Atacocha S.A.A. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	66.62%	66.62%
Company controls	Indirectly
Headquarter	Peru
Principal activities	Mining
Nexa Resources UK Ltd. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Indirectly
Headquarter	United Kingdom
Principal activities	Mining
Cia. Minera Shalipayco S.A.C [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	75.00%	75.00%
Headquarter	Peru
Principal activities	Mining Projects
Campos Novos Energia S.a. [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	22.44%	22.44%
Headquarter	Brazil
Principal activities	Energy